Total revenues - Revenue by collaboration and by category of revenue (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total net revenues	€ 484,846	€ 478,053	€ 834,901
Negative catch-up effect on closing date resulting from the decrease in the percentage of completion applied to previously received upfront and milestones			(245,883)
Product net sales	14,753	2
Gilead [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Milestone payments	194,363	194,363	104,171
Royalties	19,984	16,227
Collaboration revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Recognition of non-refundable upfront payments and license fees	433,884	411,417	812,058
Milestone payments	32,408	46,261	2,878
Reimbursement income		4,073	19,900
Total net revenues	470,093	478,051	834,901
Royalties	3,801	16,300	66
Collaboration revenues | Other segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Royalties	43	72	66
Collaboration revenues | Gilead [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Royalties	3,757	16,227
Gilead collaboration agreement for ziritaxestat | Gilead [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Recognition of non-refundable upfront payments and license fees			666,968
Collaboration agreement for filgotinib
Disclosure of disaggregation of revenue from contracts with customers [line items]
Negative catch-up effect on closing date resulting from the decrease in the percentage of completion applied to previously received upfront and milestones			245,900
Collaboration agreement for filgotinib | Gilead [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Recognition of non-refundable upfront payments and license fees	203,301	181,816	62,602
Milestone payments	32,408	46,261	(21,187)
Negative catch-up effect on closing date resulting from the decrease in the percentage of completion applied to previously received upfront and milestones			(245,883)
Collaboration agreement for CF | AbbVie
Disclosure of disaggregation of revenue from contracts with customers [line items]
Recognition of non-refundable upfront payments and license fees			1,569
Milestone payments			24,065
Reimbursement income		(52)	723
Gilead collaboration agreement for drug discovery platform | Gilead [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Recognition of non-refundable upfront payments and license fees	€ 230,582	229,601	80,918
Collaboration agreement for MOR106 | Novartis
Disclosure of disaggregation of revenue from contracts with customers [line items]
Reimbursement income		€ 4,125	€ 19,177